Loan Capital - Additional Tier 1 loan capital (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 AUD ($)	Jul. 31, 2024 AUD ($) $ / shares	Dec. 18, 2023 AUD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 AUD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 AUD ($)
Loan capital
Loan capital		$ 37,883				$ 33,176		$ 31,254
Amount of WCN6 transferred to the nominated party				$ 802
Amount per note of WCN6 transferred to the nominated party | $ / shares				$ 100
Amount of WCN6 redeemed and cancelled			$ 621
Amount per note of WCN6 redeemed and cancelled | $ / shares			$ 100
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital		10,104				9,806
Number of business days for payment of dividend, distribution or interest	20 days
Number of business days prior to scheduled conversion date to determine share price	20 days
Discount rate on share price upon conversion	1.00%
Common Equity Tier 1 Capital ratio threshold percentage	5.125%
Number of business days prior to capital trigger event date or non-viability trigger event date to determine share price for conversion	5 days
Discount rate on share price determined based on capital trigger event date or non-viability trigger event date	1.00%
Percentage of share price to determine maximum conversion number	20.00%
Westpac capital notes
Loan capital
Loan capital		8,376				8,056
AUD 1,690 million WCN5
Loan capital
Principal amount		1,690				1,690
Loan capital		$ 1,688				$ 1,686
AUD 1,690 million WCN5 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.20%	3.20%			3.20%	3.20%
AUD 1,423 million WCN6
Loan capital
Principal amount		$ 1,423				$ 1,423
Loan capital						$ 1,421
AUD 1,423 million WCN6 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.70%	3.70%			3.70%	3.70%
AUD 1,723 million WCN7
Loan capital
Principal amount		$ 1,723				$ 1,723
Loan capital		$ 1,716				$ 1,714
AUD 1,723 million WCN7 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%			3.40%	3.40%
AUD 1,750 million WCN8
Loan capital
Principal amount		$ 1,750				$ 1,750
Loan capital		$ 1,740				$ 1,739
AUD 1,750 million WCN8 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	2.90%	2.90%			2.90%	2.90%
AUD 1,509 million WCN9
Loan capital
Principal amount		$ 1,509				$ 1,509
Loan capital		$ 1,499				$ 1,496
AUD 1,509 million WCN9 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%			3.40%	3.40%
AUD 1,750 million WCN10
Loan capital
Principal amount		$ 1,750
Loan capital		$ 1,733
AUD 1,750 million WCN10 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.10%	3.10%
USD AT1 securities
Loan capital
Loan capital		$ 1,728				$ 1,750
USD 1,250 million USD AT1 securities
Loan capital
Principal amount	$ 1,250				$ 1,250
Loan capital		$ 1,728				$ 1,750
USD 1,250 million USD AT1 securities | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%			5.00%	5.00%
USD 1,250 million USD AT1 securities | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.89%	2.89%			2.89%	2.89%
Parent Entity
Loan capital
Loan capital		$ 36,770				$ 32,085		$ 30,734
Amount of WCN6 transferred to the nominated party				$ 802
Amount per note of WCN6 transferred to the nominated party | $ / shares				$ 100
Amount of WCN6 redeemed and cancelled			$ 621
Amount per note of WCN6 redeemed and cancelled | $ / shares			$ 100
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital		10,104				9,806
Parent Entity | Westpac capital notes
Loan capital
Loan capital		8,376				8,056
Parent Entity | AUD 1,690 million WCN5
Loan capital
Principal amount		1,690				1,690
Loan capital		$ 1,688				$ 1,686
Parent Entity | AUD 1,690 million WCN5 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.20%	3.20%			3.20%	3.20%
Parent Entity | AUD 1,423 million WCN6
Loan capital
Principal amount		$ 1,423				$ 1,423
Loan capital						$ 1,421
Parent Entity | AUD 1,423 million WCN6 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.70%	3.70%			3.70%	3.70%
Parent Entity | AUD 1,723 million WCN7
Loan capital
Principal amount		$ 1,723				$ 1,723
Loan capital		$ 1,716				$ 1,714
Parent Entity | AUD 1,723 million WCN7 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%			3.40%	3.40%
Parent Entity | AUD 1,750 million WCN8
Loan capital
Principal amount		$ 1,750				$ 1,750
Loan capital		1,740				$ 1,739
Parent Entity | AUD 1,750 million WCN8 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)					2.90%	2.90%
Parent Entity | AUD 1,509 million WCN9
Loan capital
Principal amount		1,509				$ 1,509
Loan capital		$ 1,499				$ 1,496
Parent Entity | AUD 1,509 million WCN9 | 3-month BBSW rate
Loan capital
Interest rate adjustments (as a percent)	3.40%	3.40%			3.40%	3.40%
Parent Entity | AUD 1,750 million WCN10
Loan capital
Principal amount		$ 1,750
Interest rate adjustments (as a percent)	3.10%	3.10%
Loan capital		$ 1,733
Parent Entity | USD AT1 securities
Loan capital
Loan capital		1,728				$ 1,750
Parent Entity | USD 1,250 million USD AT1 securities
Loan capital
Principal amount					$ 1,250		$ 1,250
Loan capital		$ 1,728				$ 1,750
Parent Entity | USD 1,250 million USD AT1 securities | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%			5.00%	5.00%
Parent Entity | USD 1,250 million USD AT1 securities | Five-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.89%	2.89%			2.89%	2.89%